LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders:	$ (11,111)	¥ (72,507)	¥ (51,671)	¥ (24,418)
Denominator:
Number of shares outstanding, opening	436,656,529	436,656,529	429,404,977	425,150,082
Weighted average number of shares issued	160,000	160,000	7,244,845	1,659,485
Weighted-average number of shares outstanding - Basic and diluted	436,763,196	436,763,196	436,649,822	426,809,567
Loss per share
Basic and Diluted | (per share)	$ (0.03)	¥ (0.17)	¥ (0.12)	¥ (0.06)
Number of share options and restricted share (in shares)	7,707,802	7,707,802	11,223,058	21,786,541
Options exercised (in shares)	0	0
Restricted shares vested (in shares)	160,000	160,000